World Omni Auto Receivables Trust 2013-A	Exhibit 99.1
Monthly Servicer Certificate
April 30, 2015

Dates Covered
Collections Period	04/01/15 - 04/30/15
Interest Accrual Period	04/15/15 - 05/14/15
30/360 Days	30
Actual/360 Days	30
Distribution Date	05/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/15	338,813,837.56	23,508
Yield Supplement Overcollateralization Amount at 03/31/15	3,917,464.27	0
Receivables Balance at 03/31/15	342,731,301.83	23,508
Principal Payments	16,133,070.47	669
Defaulted Receivables	417,067.37	23
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/15	3,620,796.67	0
Pool Balance at 04/30/15	322,560,367.32	22,816

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	940,556,049.13	54,027

Pool Factor	34.68%

Prepayment ABS Speed	1.41%

Overcollateralization Target Amount	14,515,216.53
Actual Overcollateralization	14,515,216.53

Weighted Average APR	3.41%
Weighted Average APR, Yield Adjusted	4.25%
Weighted Average Remaining Term	39.70

Delinquent Receivables:
Past Due 31-60 days	4,849,600.55	311
Past Due 61-90 days	945,734.18	60
Past Due 91 + days	225,182.89	17
Total	6,020,517.62	388

Total 31+ Delinquent as % Ending Pool Balance	1.87%

Recoveries	331,331.35

Aggregate Net Losses/(Gains) - April 2015	85,736.02
Current Net Loss Ratio (Annualized)	0.30%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.75%

Flow of Funds	$ Amount

Collections	17,369,472.13
Advances	3,989.77
Investment Earnings on Cash Accounts	1,307.49
Servicing Fee	(285,609.42)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	17,089,159.97

Distributions of Available Funds
(1) Class A Interest	180,654.46
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	17,851.18
(4) Second Priority Principal Distributable Amount	1,006,847.55
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	14,515,216.53
(7) Distribution to Certificateholders	1,368,590.25
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	17,089,159.97

Servicing Fee	285,609.42
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	884,934,000.00
Original Class B	18,957,000.00

Total Class A & B
Note Balance @ 04/15/15	323,567,214.87
Principal Paid	15,522,064.08
Note Balance @ 05/15/15	308,045,150.79

Class A-1
Note Balance @ 04/15/15	0.00
Principal Paid	0.00
Note Balance @ 05/15/15	0.00
Note Factor @ 05/15/15	0.0000000%

Class A-2
Note Balance @ 04/15/15	0.00
Principal Paid	0.00
Note Balance @ 05/15/15	0.00
Note Factor @ 05/15/15	0.0000000%

Class A-3
Note Balance @ 04/15/15	209,676,214.87
Principal Paid	15,522,064.08
Note Balance @ 05/15/15	194,154,150.79
Note Factor @ 05/15/15	71.9089447%

Class A-4
Note Balance @ 04/15/15	94,934,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	94,934,000.00
Note Factor @ 05/15/15	100.0000000%

Class B
Note Balance @ 04/15/15	18,957,000.00
Principal Paid	0.00
Note Balance @ 05/15/15	18,957,000.00
Note Factor @ 05/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	198,505.64
Total Principal Paid	15,522,064.08
Total Paid	15,720,569.72

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.43000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.64000%
Interest Paid	111,827.31
Principal Paid	15,522,064.08
Total Paid to A-3 Holders	15,633,891.39

Class A-4
Coupon	0.87000%
Interest Paid	68,827.15
Principal Paid	0.00
Total Paid to A-4 Holders	68,827.15

Class B
Coupon	1.13000%
Interest Paid	17,851.18
Principal Paid	0.00
Total Paid to B Holders	17,851.18

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.2196124
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	17.1724954
Total Distribution Amount	17.3921078

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4141752
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	57.4891262
Total A-3 Distribution Amount	57.9033014

A-4 Interest Distribution Amount	0.7250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.7250000

B Interest Distribution Amount	0.9416669
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.9416669

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	64.87
Noteholders' Principal Distributable Amount	935.13

Account Balances	$ Amount

Advances
Balance as of 03/31/15	44,235.92
Balance as of 04/30/15	48,225.69
Change	3,989.77

Reserve Account
Balance as of 04/15/15	2,311,742.39
Investment Earnings	158.50
Investment Earnings Paid	(158.50)
Deposit/(Withdrawal)	-
Balance as of 05/15/15	2,311,742.39
Change	-

Required Reserve Amount	2,311,742.39